                           SUN CAPITAL ADVISERS TRUST

       Supplement dated June 27, 2002 to the Prospectus dated May 1, 2002

In "The Funds' Goals and Strategies, Investment Grade Bond Fund" on page 2, the list of portfolio managers in the shaded box is replaced in its entirety with the following:

     Richard Gordon, CFA
     Evan S. Moskovit, CFA
     Michael A. Savage, CFA

In "The Funds' Goals and Strategies, Money Market Fund" on page 4, the list of portfolio managers in the shaded box is replaced in its entirety with the following:

     Richard Gordon, CFA
     John W. Donovan

In the "About the Portfolio Managers" table on page 47, the section describing the portfolio manager for the Money Market Fund and Investment Grade Bond Fund is replaced in its entirety with the following:

                                  Manager
Fund              Fund Manager    Since     Positions during past five years
----              ------------    -------   --------------------------------
Investment Grade  Richard         1998      Vice president, Sun Capital Advisers Trust, since 1998.
Bond Fund         Gordon, CFA               Senior vice president, Sun Capital Advisers, Inc., since 2000, and previously vice president (1992-2000).
                                            Vice president at Sun Life Financial since 1994.

                  Evan S.         2002      Senior vice president, Sun Capital Advisers, Inc., since 2001,
                  Moskovit, CFA             and previously vice president (1999-2002).
                                            Assistant vice president at Sun Life Financial since 2002.
                                            Joined Sun Life Financial in 1997.

                  Michael A.      2002      Senior vice president, Sun Capital Advisers, Inc., since 2002,
                  Savage, CFA               and previously vice president (2001-2002).
                                            Assistant vice president at Sun Life Financial since 2002.
                                            Joined Sun Life Financial in 1993.

Money Market      Richard         1998      See above.
Fund              Gordon, CFA

                  John W.         2002      Senior vice president, Sun Capital Advisers, Inc., since 2002,
                  Donovan                   and previously vice president (2001-2002).
                                            Assistant vice president at Sun Life Financial since 2002, and previously investment officer (2001-2002). Vice president
                                            Back Bay Advisers LP, from 1997-2001.